COMMON STOCK (Details Narrative) CAD / shares in Units, CAD in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 14, 2017 CAD CAD / shares shares	Jan. 19, 2016 USD ($) shares	Feb. 28, 2017 CAD CAD / shares shares	Jun. 30, 2017	Jun. 30, 2016	Jan. 19, 2016 CAD / shares
Risk free interest rate				1.25%	1.25%
Volatility				51.14%	88.63%
Expected life				1 year 3 months	2 years 3 months
Broker Warrant [Member]
Plan award term			3 years
Number of units issued			78,342
Risk free interest rate			0.75%
Volatility			81.27%
Expected life			3 years
CAD | Broker Warrant [Member]
Unit price (in dollars per unit) | CAD / shares			CAD 26
Non-Brokered Private Placement [Member]
Number of units issued		9,074,835
Gross proceeds from units issued | $		$ 3,750
Non-Brokered Private Placement [Member] | Broker Warrant [Member]
Risk free interest rate		0.75%
Volatility		100.13%
Expected life		3 years
Non-Brokered Private Placement [Member] | CAD
Unit price (in dollars per unit) | CAD / shares						CAD 0.57
Non-Brokered Private Placement [Member] | Tranche One [Member]
Number of units issued	3,860,800
Description of units

Each Unit consists of one Common Share and one transferable Common Share purchase warrant (each whole such warrant a "Warrant"), with each Warrant entitling the holder thereof to acquire one additional Common Share at a price of C$0.85 for a period of 36 months from their date of issuance.

Non-Brokered Private Placement [Member] | Tranche One [Member] | CAD
Unit price (in dollars per unit) | CAD / shares	CAD 0.70
Gross proceeds from units issued | CAD	CAD 2,700
Non-Brokered Private Placement [Member] | Tranche Two [Member]
Number of units issued			3,503,989
Description of units

Each Final Closing Unit consists of one Common Share and one transferable Common Share purchase warrant (a "Warrant"), with each Warrant entitling the holder thereof to acquire one additional Common Share at a price of C$0.85 for a period of three years from Unit issuance.

Non-Brokered Private Placement [Member] | Tranche Two [Member] | CAD
Unit price (in dollars per unit) | CAD / shares			CAD 0.70
Gross proceeds from units issued | CAD			CAD 2,500
Cash commissions paid | CAD			CAD 88
Non-Brokered Private Placement [Member] | Tranche Two, Dated on February 21, 2017 [Member]
Number of units issued			2,964,682
Non-Brokered Private Placement [Member] | Tranche Two, Dated on February 28, 2017 [Member]
Number of units issued			539,307